UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut Municipal Money Market Fund

February 28, 2009

1.814096.104

CTM-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.8%
	Principal Amount	Value
Arkansas - 0.2%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.65%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	$ 5,000,000	$ 5,000,000
Connecticut - 82.2%
Avon Gen. Oblig. BAN 3.5% 10/22/09	25,797,000	25,983,532
Berlin Gen. Oblig. BAN 2.5% 9/2/09	11,495,000	11,571,105
Bethel Gen. Oblig. BAN 2.5% 3/26/09	20,000,000	20,012,948
Brookfield Gen. Oblig. BAN 2.75% 9/14/09	10,745,000	10,808,910
Cap. City Econ. Dev. Auth. Series 2004 B, 0.6% (Liquidity Facility Bank of America NA), VRDN (a)	31,625,000	31,625,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.43%, LOC HSBC Bank USA, NA, VRDN (a)	25,300,000	25,300,000
Series 1999, 0.93%, LOC HSBC Bank USA, NA, VRDN (a)	1,490,000	1,490,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.5% tender 3/6/09, CP mode	10,900,000	10,900,000
1.6% tender 3/4/09, CP mode	9,000,000	9,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.) Series 2004 B, 0.65%, LOC RBS Citizens NA, VRDN (a)	775,000	775,000
Connecticut Gen. Oblig.:
Bonds:
Series 2001 C:
5.25% 12/15/09	2,780,000	2,870,603
5.25% 12/15/09	4,650,000	4,802,698
Series 2002 D, 5% 11/15/09	1,000,000	1,030,743
Series 2003 D, 5% 8/1/09	6,500,000	6,607,069
Series 2003 G, 4.5% 3/15/09	1,000,000	1,001,214
Series 2005 C, 5% 6/1/09	14,630,000	14,748,258
Series 2008 A, 2.25% 4/15/09	19,700,000	19,711,057
Series 2008 B, 3% 4/15/09	19,450,000	19,483,397
Series 2008 C:
3.5% 11/1/09	2,000,000	2,028,556
4% 11/1/09	9,095,000	9,214,185
5% 3/15/10	4,550,000	4,759,584
Participating VRDN:
Series Putters 320, 0.55% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,985,000	5,985,000
Series Putters 3278, 0.55% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,325,000	4,325,000
Series 2004 A, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	59,090,000	59,090,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B, 0.35% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	$ 49,655,000	$ 49,655,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Connecticut State Univ. Sys. Proj.) Series D2, 5% 11/1/09	2,500,000	2,558,191
(Yale Univ. Proj.) Series S2:
1.6% tender 3/5/09, CP mode	18,500,000	18,500,000
1.6% tender 3/5/09, CP mode	5,660,000	5,660,000
Participating VRDN:
Series BA 08 1080, 0.62% (Liquidity Facility Bank of America NA) (a)(e)	7,864,000	7,864,000
Series BA 08 1086, 0.62% (Liquidity Facility Bank of America NA) (a)(e)	21,000,000	21,000,000
Series BBT 08 17, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,270,000	10,270,000
Series BBT 08 32, 0.62% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	9,716,000	9,716,000
Series EGL 02 6027 Class A, 0.66% (Liquidity Facility Citibank NA) (a)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	37,500,000	37,500,000
Series Floaters 13 TP, 0.62% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,300,000	7,300,000
Series Putters 2861, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,575,000	3,575,000
Series Putters 2862, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,735,000	7,735,000
(Avon Old Farms Proj.):
Series A, 0.6%, LOC Bank of America NA, VRDN (a)	12,410,000	12,410,000
Series B, 0.6%, LOC Bank of America NA, VRDN (a)	3,690,000	3,690,000
(Bradley Health Care, Inc. Proj.) Series B, 0.42%, LOC Bank of America NA, VRDN (a)	3,715,000	3,715,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.6%, LOC Bank of America NA, VRDN (a)	1,425,000	1,425,000
(Edgehill Proj.) Series 2000 C, 0.6%, LOC KBC Bank NV, VRDN (a)	1,300,000	1,300,000
(Gaylord Hosp. Proj.) Series B, 0.6%, LOC Bank of America NA, VRDN (a)	1,405,000	1,405,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.45%, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Greenwich Family YMCA Proj.) Series A, 0.75%, LOC JPMorgan Chase Bank, VRDN (a)	$ 14,000,000	$ 14,000,000
(Greenwich Hosp. Proj.) Series C, 0.3%, LOC Bank of America NA, VRDN (a)	26,305,000	26,305,000
(Griffin Hosp. Proj.) Series C, 0.56%, LOC Wachovia Bank NA, VRDN (a)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.65%, LOC RBS Citizens NA, VRDN (a)	5,535,000	5,535,000
(Hartford Hosp. Proj.) Series B, 0.6%, LOC Bank of America NA, VRDN (a)	18,995,000	18,995,000
(Health Care Cap. Asset Prog.):
Series A1, 0.6%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Series B1, 0.6%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.55%, LOC Bank of America NA, VRDN (a)	14,900,000	14,900,000
(Masonicare Corp. Proj.):
Series C, 0.5%, LOC Wachovia Bank NA, VRDN (a)	59,875,000	59,875,000
Series D, 0.55%, LOC Wachovia Bank NA, VRDN (a)	35,000,000	35,000,000
(Pomfret School Issue Proj.) Series A, 0.6%, LOC Bank of America NA, VRDN (a)	4,875,000	4,875,000
(Ridgefield Academy Proj.) Series A, 0.6%, LOC Bank of America NA, VRDN (a)	6,465,000	6,465,000
(Sacred Heart Univ. Proj.) Series F, 0.6%, LOC Bank of America NA, VRDN (a)	17,875,000	17,875,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	136,300,000	136,300,000
(The Taft School Proj.) Series H, 0.65%, LOC Wachovia Bank NA, VRDN (a)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	8,345,000	8,345,000
(United Methodist Home Proj.) Series 2001 A, 0.65%, LOC Wachovia Bank NA, VRDN (a)	1,000,000	1,000,000
(Univ. of Bridgeport Proj.) Series B, 0.55%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,995,000	9,995,000
(Univ. of New Haven Proj.):
Series E, 0.55%, LOC Wachovia Bank NA, VRDN (a)	7,990,000	7,990,000
Series G, 0.55%, LOC Wachovia Bank NA, VRDN (a)	14,370,000	14,370,000
(Washington Montessori School Proj.) Series A, 0.65%, LOC Wachovia Bank NA, VRDN (a)	4,370,000	4,370,000
(Wesleyan Univ. Proj.):
Series D, 0.65% (Liquidity Facility Bank of America NA), VRDN (a)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Wesleyan Univ. Proj.):
Series E, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)	$ 22,200,000	$ 22,200,000
(Yale Univ. Proj.):
Series T2, 0.35%, VRDN (a)	56,150,000	56,150,000
Series U1, 0.35%, VRDN (a)	20,100,000	20,100,000
Series U2, 0.35%, VRDN (a)	31,220,000	31,220,000
Series V1, 0.35%, VRDN (a)	1,100,000	1,100,000
Series V2, 0.35%, VRDN (a)	5,100,000	5,100,000
Series X2, 0.35%, VRDN (a)	40,475,000	40,475,000
Series Y2, 0.35%, VRDN (a)	1,400,000	1,400,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	24,400,000	24,400,000
Series K2, 0.43%, LOC JPMorgan Chase Bank, VRDN (a)	34,880,000	34,880,000
Series L2, 0.4%, LOC Bank of America NA, VRDN (a)	8,730,000	8,730,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.58% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	26,120,000	26,120,000
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mtg. Fin. Prog.):
Series 2006 F2, 2.5% 5/15/09 (d)	2,595,000	2,595,000
Series 2008 B2, 2% 5/15/09	2,000,000	2,003,828
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.9% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,530,000	4,530,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.82% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	11,949,000	11,949,000
Series 1990 C, 0.82% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	6,610,000	6,610,000
Series 2000 B3, 1.07% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	8,300,000	8,300,000
Series 2001 D3, 1.07% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	4,800,000	4,800,000
Series 2002 F2, 0.9% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)(d)	19,885,000	19,885,000
Series 2008 E, 0.55% (Liquidity Facility Bank of America NA), VRDN (a)(d)	40,700,000	40,700,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1996 C, 6% 10/1/09	5,050,000	5,154,321
Series 2001 B, 5% 10/1/09	12,850,000	13,145,592
Series 2008 A, 3% 11/1/09	9,460,000	9,585,838
Series 2009 1, 3% 2/1/10	2,605,000	2,666,428
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
East Haddam Gen. Oblig. BAN 2.5% 8/12/09	$ 4,540,000	$ 4,555,548
Glastonbury Gen. Oblig. BAN 2% 5/14/09	3,325,000	3,330,490
Greenwich Gen. Oblig. BAN Series 2009, 1% 1/28/10	52,000,000	52,266,235
Groton Town Gen. Oblig. BAN 3.75% 10/28/09	5,365,000	5,427,517
Hamden Gen. Oblig. BAN 2.5% 7/24/09	14,635,000	14,687,644
Hartford County Metropolitan District Gen. Oblig. BAN 2.25% 7/22/09	21,164,000	21,280,014
Ledyard Gen. Oblig. BAN 2.75% 7/14/09	8,535,000	8,571,339
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 2% 1/15/10	2,645,000	2,671,426
Manchester Gen. Oblig. BAN Series A, 2.5% 7/2/09	7,390,000	7,413,534
Milford Gen. Oblig. BAN 3.75% 5/5/09	15,000,000	15,030,004
Montville Gen. Oblig. BAN 2.5% 11/17/09	12,000,000	12,099,037
New Haven Gen. Oblig. Series A:
0.35% 3/16/09, LOC Landesbank Hessen-Thuringen, CP	4,655,000	4,655,000
0.4% 3/11/09, LOC Landesbank Hessen-Thuringen, CP	2,000,000	2,000,000
0.45% 4/8/09, LOC Landesbank Hessen-Thuringen, CP	4,000,000	4,000,000
0.5% 4/7/09, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
0.55% 4/3/09, LOC Landesbank Hessen-Thuringen, CP	1,662,000	1,662,000
0.55% 4/9/09, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
0.67% 3/5/09, LOC Landesbank Hessen-Thuringen, CP	5,870,000	5,870,000
North Branford Gen. Oblig. BAN 2.5% 11/11/09	16,720,000	16,833,852
Norwich Gen. Oblig. BAN 2.5% 12/16/09	8,045,000	8,139,924
Plainville Gen. Oblig. BAN 4% 10/29/09	10,000,000	10,070,871
Plymouth Gen. Oblig. BAN 2.5% 8/27/09	5,000,000	5,018,667
Shelton Gen. Oblig. BAN 3.5% 8/4/09	15,000,000	15,069,789
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.63%, LOC Bank of America NA, VRDN (a)(d)	11,800,000	11,800,000
Stratford Gen. Oblig. BAN 2.25% 12/17/09	5,700,000	5,748,029
Trumbull Gen. Oblig. BAN 2.5% 3/25/09	5,500,000	5,503,509
Waterford Gen. Oblig. BAN 2.75% 8/13/09	29,375,000	29,534,521
Windsor Gen. Oblig. BAN 3% 6/25/09	2,345,000	2,355,343
Windsor Locks Gen. Oblig. BAN 1.5% 11/4/09	5,400,000	5,431,855
Woodbridge Gen. Oblig. BAN 1% 3/12/09	6,840,000	6,840,201
		1,671,143,406
Municipal Securities - continued
	Principal Amount	Value
Florida - 0.2%
North Broward Hosp. District Series 2005 A, 0.63%, LOC Wachovia Bank NA, VRDN (a)	$ 2,100,000	$ 2,100,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) Series 1997, 0.87%, LOC ABN-AMRO Bank NV, VRDN (a)(d)	1,700,000	1,700,000
		3,800,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.95% (Liquidity Facility Citibank NA) (a)(d)(e)	3,500,000	3,500,000
New York - 0.1%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,600,000	2,600,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.67%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,485,000	1,485,000
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.02% (Liquidity Facility Bank of America NA) (a)(e)	1,400,000	1,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	17,100,000	17,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.35%, LOC UBS AG, VRDN (a)	12,600,000	12,600,000
Series 2007 A9, 0.38%, LOC Wachovia Bank NA, VRDN (a)	5,100,000	5,100,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	5,400,000	5,430,043
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	3,000,000	3,016,691
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	2,700,000	2,715,022
		47,361,756
Washington - 0.2%
Port of Seattle Rev. Participating VRDN Series ROC II R 12102, 1.21% (Liquidity Facility Citibank NA) (a)(d)(e)	4,140,000	4,140,000
Municipal Securities - continued
	Shares	Value
Other - 12.3%
Fidelity Municipal Cash Central Fund, 0.63% (b)(c)	249,068,000	$ 249,068,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $1,988,098,162)		1,988,098,162
NET OTHER ASSETS - 2.2%		43,751,312
NET ASSETS - 100%		$ 2,031,849,474
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 384,824
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,988,098,162	$ -	$ 1,988,098,162	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,988,098,162.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey Municipal Money Market Fund

February 28, 2009

1.814343.104

NJS-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value
California - 0.6%
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 0.32%, VRDN (b)(e)	$ 13,300,000	$ 13,300,000
California Gen. Oblig. Series 2003 A2, 0.25%, LOC WestLB AG, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
		14,300,000
Delaware/New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2008, 0.42%, LOC TD Banknorth, NA, VRDN (b)	3,100,000	3,100,000
Florida - 0.1%
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.6% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,500,000	3,500,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series EGL 07 0034, 0.95% (Liquidity Facility Citibank NA) (b)(e)(g)	4,300,000	4,300,000
Louisiana - 0.7%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.6%, LOC JPMorgan Chase Bank, VRDN (b)	17,420,000	17,420,000
New Jersey - 64.0%
Bergen County Impt. Auth. Rev. Bonds Series 2007 B, 5% 12/15/09	1,780,000	1,835,242
Bernards Township Gen. Oblig. BAN 3% 10/29/09	9,300,000	9,410,585
Brick Township Gen. Oblig. BAN Series C, 3.5% 11/20/09	18,261,837	18,563,256
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2008, 3% 11/24/09	6,900,000	6,974,832
Burlington County Gen. Oblig. BAN:
Series 2008 D, 3.5% 10/22/09	9,000,000	9,076,523
2.5% 9/11/09	39,115,000	39,290,740
Camden County Impt. Auth. Rev. Bonds (County Cap. Prog.) Series 2008, 3% 1/15/10	1,295,000	1,315,252
Camden Gen. Oblig. BAN 3% 8/27/09	8,830,000	8,885,754
Cherry Hill Township Gen. Oblig. BAN 3.5% 10/20/09	15,204,000	15,309,367
Cinnaminson Township BAN 2.5% 4/22/09	5,000,000	5,004,757
Clark Township Gen. Oblig. BAN 2.5% 3/27/09	6,370,000	6,372,939
East Brunswick Township Gen. Oblig. BAN:
3% 5/8/09	26,380,000	26,434,505
3.5% 1/8/10	25,600,000	26,098,819
Englewood Gen. Oblig. BAN 2.75% 7/1/09	15,800,000	15,842,460
Fair Lawn Gen. Oblig. BAN 2.5% 12/17/09	4,734,000	4,786,235
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	9,900,000	9,919,648
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.97% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 4,185,000	$ 4,185,000
Glassboro Gen. Oblig. BAN Series A, 2% 1/28/10	5,955,300	6,025,962
Gloucester County Gen. Oblig. Bonds Series 2009, 2% 1/15/10	2,200,000	2,223,948
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 0.25%, VRDN (b)	1,340,000	1,340,000
Harding Township Gen. Oblig. BAN 2.5% 2/19/10	2,033,000	2,062,364
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	12,000,000	12,023,709
Howell Township Gen. Oblig. TAN 2.5% 3/19/09	12,000,000	12,005,018
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.45%, LOC Bank of New York, New York, VRDN (b)	12,720,000	12,720,000
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	10,700,000	10,706,914
Madison Borough Gen. Oblig. BAN 2% 1/22/10	4,700,000	4,757,296
Mendham Township Gen. Oblig. BAN 2% 6/23/09	10,000,000	10,031,444
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.45%, LOC Bank of America NA, VRDN (b)	4,200,000	4,200,000
Millburn Township Gen. Oblig. BAN 2% 2/10/10	7,699,400	7,798,734
Montclair Township Gen. Oblig. BAN:
2.5% 12/18/09	10,000,000	10,082,720
2.5% 12/18/09	4,500,000	4,537,224
Montgomery Township Gen. Oblig. BAN 2.5% 1/15/10	13,500,000	13,689,962
Morris County Gen. Oblig. BAN Series 2008, 3% 9/18/09	5,250,000	5,287,803
Morris Hills Reg'l. School District BAN 3% 6/16/09	6,800,000	6,820,529
Mount Laurel Township Gen. Oblig. BAN 3.5% 10/29/09	13,124,000	13,236,382
New Jersey Bldg. Auth. State Bldg. Rev. Series 2003 A4, 0.42%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,300,000	7,300,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.63%, LOC Wachovia Bank NA, VRDN (b)	3,760,000	3,760,000
(The Pennington School Proj.) Series 2005, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev.:
(NUI Corp. Proj.) Series 1996 A, 0.35%, LOC Bank of America NA, VRDN (b)	4,000,000	4,000,000
(Pivotal Util. Hldgs., Inc. Proj.):
Series 2005, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	14,000,000	14,000,000
Series 2007, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.63%, LOC JPMorgan Chase Bank, VRDN (b)	$ 8,300,000	$ 8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.72%, LOC JPMorgan Chase Bank, VRDN (b)	3,060,000	3,060,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds:
(Trans. Proj.) Series 1999 A, 5% 5/1/18 (Pre-Refunded to 5/1/09 @ 100) (f)	4,665,000	4,691,189
Series 2003 F, 5% 6/15/09	1,000,000	1,011,493
Series 2008 W, 3.5% 3/1/09	10,950,000	10,950,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 0.78%, LOC Wachovia Bank NA, VRDN (b)(e)	2,225,000	2,225,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.6%, LOC Lloyds TSB Bank PLC, VRDN (b)	17,210,000	17,210,000
(LPS Inds. Proj.) 0.78%, LOC Wachovia Bank NA, VRDN (b)(e)	5,815,000	5,815,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.6%, LOC Wachovia Bank NA, VRDN (b)	14,980,000	14,980,000
Series 2008 V3, 0.53%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	21,550,000	21,550,000
Series 2008 V4, 0.5%, LOC Bank of America NA, VRDN (b)	11,100,000	11,100,000
Series 2008 X, 0.4%, LOC Bank of America NA, VRDN (b)	85,350,000	85,350,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.25%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	99,830,000	99,830,000
Series 2006 R2, 0.5%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	12,255,000	12,255,000
Series 2006 R3, 0.4%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	56,810,000	56,810,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.72%, LOC Citibank NA, VRDN (b)(e)	28,980,000	28,980,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2006 A, 0.65%, LOC Wachovia Bank NA, VRDN (b)(e)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Princeton Univ. Proj.) Series K, 3.5% 7/1/09	11,270,000	11,346,142
Participating VRDN Series BA 08 1045, 0.57% (Liquidity Facility Bank of America NA) (b)(g)	600,000	600,000
Series 1997 A, 0.35% 3/2/09, CP	2,200,000	2,200,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 0.73% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(g)	$ 3,360,000	$ 3,360,000
New Jersey Gen. Oblig.:
Bonds Series K, 5% 7/15/09	1,500,000	1,521,818
Participating VRDN:
Series MACN 04 F, 0.92% (Liquidity Facility Bank of America NA) (b)(g)	9,270,000	9,270,000
Series Putters 1369, 0.97% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	2,670,000	2,670,000
TRAN Series 2009 A, 3% 6/25/09	34,600,000	34,754,126
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.4%, LOC Bank of America NA, VRDN (b)	17,000,000	17,000,000
Series 2008 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	42,305,000	42,305,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.54%, LOC Wachovia Bank NA, VRDN (b)	4,835,000	4,835,000
(Meridian Health Sys. Proj.):
Series 2001 A1, 0.57%, LOC Bank of America NA, VRDN (b)(e)	4,175,000	4,175,000
Series 2003 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,950,000	4,950,000
Series 2003 B, 0.37%, LOC Bank of America NA, VRDN (b)	300,000	300,000
Series 2006 A5, 0.55%, LOC Wachovia Bank NA, VRDN (b)	4,170,000	4,170,000
Series 2007:
0.5% (Assured Guaranty Corp. Insured), VRDN (b)	20,700,000	20,700,000
0.53% (Assured Guaranty Corp. Insured), VRDN (b)	19,400,000	19,400,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.52%, LOC Bank of America NA, VRDN (b)	6,300,000	6,300,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.54%, LOC Wachovia Bank NA, VRDN (b)	400,000	400,000
0.53%, LOC Wachovia Bank NA, VRDN (b)	765,000	765,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.55%, LOC Bank of America NA, VRDN (b)	5,500,000	5,500,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.56%, LOC Wachovia Bank NA, VRDN (b)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.59%, LOC UBS AG, VRDN (b)	$ 10,200,000	$ 10,200,000
(Virtua Health Proj.) Series 2004, 0.53%, LOC Wachovia Bank NA, VRDN (b)	19,200,000	19,200,000
Series 2006 A6, 0.55%, LOC Bank of America NA, VRDN (b)	200,000	200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.5%, LOC Bank of America NA, VRDN (b)	13,550,000	13,550,000
0.5%, LOC Bank of America NA, VRDN (b)	815,000	815,000
Series 2008 F, 0.65%, LOC Bank of America NA, VRDN (b)(e)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.72% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	10,625,000	10,625,000
0.72% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	14,485,000	14,485,000
0.72% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	9,875,000	9,875,000
Series 2007 V, 0.42% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	15,000,000	15,000,000
Series 2008 Y, 0.72% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	68,130,000	68,130,000
Series 2008 Z, 0.57% (Liquidity Facility BNP Paribas SA), VRDN (b)(e)	15,000,000	15,000,000
Series 2008 BB, 0.53% (Liquidity Facility TD Banknorth, NA), VRDN (b)	15,000,000	15,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2008 B, 3% 9/1/09	13,965,000	14,041,291
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 0.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	16,600,000	16,600,000
Series Putters 1734 B, 0.58% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	45,155,000	45,155,000
New Jersey Tpk. Auth. Tpk. Rev.:
BAN Series 2008 A, 3% 5/1/09	36,700,000	36,823,180
Series 2009 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (b)	22,500,000	22,500,000
Series 2009 B, 0.4%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,000,000	5,000,000
Series 2009 C, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2009 D, 0.4%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 4,200,000	$ 4,200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Putters 2803, 0.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	12,050,000	12,050,000
Series Putters 2804, 0.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(g)	11,365,000	11,365,000
New Providence Gen. Oblig. BAN:
2% 1/29/10	2,994,100	3,026,986
2.25% 1/29/10	1,080,000	1,087,614
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	11,800,000	11,826,405
North Brunswick Township Gen. Oblig. BAN Series 2008 A, 2.5% 8/17/09	17,328,000	17,401,452
Paterson Gen. Oblig. BAN 3% 6/18/09	9,673,000	9,699,864
Plainsboro Township Gen. Oblig. BAN 2.5% 1/14/10	9,530,000	9,663,713
Ringwood Boro Gen. Oblig. BAN 3.5% 11/6/09	2,270,035	2,281,370
Rutgers State Univ. Rev. Series A:
0.55% 3/6/09, CP	16,000,000	16,000,000
0.8% 3/10/09, CP	25,819,000	25,819,000
1.5% 3/2/09, CP	10,400,000	10,400,000
Salem County Poll. Cont. Fin. Auth. Rev.:
(Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B2, 0.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	7,000,000	7,000,000
Series 2003 B1, 0.75% 6/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,500,000	12,500,000
Summit Gen. Oblig. BAN 3% 12/11/09	4,313,000	4,372,877
Tewksbury Township Gen. Oblig. BAN 3.5% 6/26/09	5,159,280	5,174,076
Trenton Gen. Oblig. BAN:
3% 5/15/09	20,044,192	20,087,805
3% 7/2/09	9,574,288	9,609,101
3.125% 12/11/09	8,796,000	8,804,997
Union County Gen. Oblig. Bonds Series 2009, 2% 3/1/10 (a)	2,985,000	3,026,044
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.25%, VRDN (b)	4,095,000	4,095,000
Upper Saddle River Gen. Oblig. BAN 1.5% 2/26/10	8,795,472	8,865,624
Vernon Township Gen. Oblig. BAN 3% 1/8/10	15,220,539	15,414,624
West Milford Township Gen. Oblig. BAN 2.5% 4/24/09	6,241,585	6,247,652
		1,639,499,366
Municipal Securities - continued
	Principal Amount	Value
New Jersey/Pennsylvania - 3.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (b)	$ 26,000,000	$ 26,000,000
Series 2008 B, 0.5%, LOC TD Banknorth, NA, VRDN (b)	57,300,000	57,300,000
		83,300,000
New York - 1.2%
New York City Gen. Oblig.:
Series 1993 A8, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	4,300,000	4,300,000
Series 1994 A8, 0.48%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Series 1994 E5, 0.55%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 B, 0.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	11,400,000	11,400,000
Series 2003 C1, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,630,000	10,630,000
		29,730,000
New York & New Jersey - 12.0%
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/09 (e)	8,245,000	8,431,895
Participating VRDN:
Series Austin 07 1017, 0.77% (Liquidity Facility Bank of America NA) (b)(e)(g)	70,980,000	70,980,000
Series BA 08 1066, 0.77% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,565,000	5,565,000
Series BA 08 1067, 0.77% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,400,000	4,400,000
Series BA 08 1107, 0.77% (Liquidity Facility Bank of America NA) (b)(e)(g)	16,175,000	16,175,000
Series DB 636, 0.64% (Liquidity Facility Deutsche Bank AG) (b)(e)(g)	8,700,000	8,700,000
Series EGL 06 107 Class A, 0.76% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	39,200,000	39,200,000
Series GS 08 31TP, 0.64% (Liquidity Facility Wells Fargo & Co.) (b)(e)(g)	20,625,000	20,625,000
Series Putters 1546, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	3,860,000	3,860,000
Series Putters 2945, 0.73% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,670,000	1,670,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 3095, 0.58% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	$ 8,220,000	$ 8,220,000
Series Putters 3114, 0.73% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	7,190,000	7,190,000
Series Putters 3162, 0.73% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	22,605,000	22,605,000
Series Putters 3172, 0.73% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	13,505,000	13,505,000
Series ROC II R 10385, 0.66% (Liquidity Facility Citibank NA) (b)(g)	5,300,000	5,300,000
Series ROC II R 10387, 0.94% (Liquidity Facility Citibank NA) (b)(e)(g)	6,990,000	6,990,000
Series 1991 1, 0.75%, VRDN (b)(e)(h)	8,800,000	8,800,000
Series 1991 3, 0.75%, VRDN (b)(e)(h)	9,800,000	9,800,000
Series 1992 1, 0.72%, VRDN (b)(h)	6,800,000	6,800,000
Series 1995 3, 0.75%, VRDN (b)(e)(h)	9,400,000	9,400,000
Series 1995 4, 0.75%, VRDN (b)(e)(h)	10,500,000	10,500,000
Series 2006 4, 0.73%, VRDN (b)	10,000,000	10,000,000
Series A:
0.22% 3/6/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	3,345,000	3,345,000
0.29% 3/5/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (e)	5,390,000	5,390,000
		307,451,895
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.02% (Liquidity Facility Bank of America NA) (b)(g)	10,100,000	10,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.45%, LOC UBS AG, VRDN (b)	14,000,000	14,000,000
Series 2007 A7, 0.35%, LOC UBS AG, VRDN (b)	16,600,000	16,600,000
Series 2007 A8, 0.38%, LOC Wachovia Bank NA, VRDN (b)	500,000	500,000
Series 2008 B, 0.45%, LOC Wachovia Bank NA, VRDN (b)	4,400,000	4,400,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	6,600,000	6,636,719
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
TRAN:
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	$ 3,700,000	$ 3,720,585
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	3,300,000	3,318,360
		59,275,664
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2004, 0.6%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Texas - 0.6%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 1.01%, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	10,000,000	10,000,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Corp. Proj.) Series 2003, 0.35%, VRDN (b)(e)	5,700,000	5,700,000
		15,700,000
Wyoming - 1.3%
Kemmerer Poll Cont. Rev. 0.3%, VRDN (b)	21,385,000	21,385,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.) Series 1987 A, 0.45%, VRDN (b)(e)	11,500,000	11,500,000
		32,885,000
	Shares
Other - 10.2%
Fidelity Municipal Cash Central Fund, 0.63% (c)(d)	261,697,000	261,697,002
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $2,474,158,927)		2,474,158,927
NET OTHER ASSETS - 3.3%		85,756,884
NET ASSETS - 100%		$ 2,559,915,811
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 1.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991 1, 0.75%, VRDN	6/18/91	$ 8,800,000
Series 1991 3, 0.75%, VRDN	12/3/03	$ 9,800,000
Series 1992 1, 0.72%, VRDN	2/14/92	$ 6,800,000
Series 1995 3, 0.75%, VRDN	9/15/95	$ 9,400,000
Series 1995 4, 0.75%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 259,431
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,474,158,927	$ -	$ 2,474,158,927	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $2,474,158,927.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
AMT Tax-Free Money Market Fund

New Jersey AMT Tax-Free Money Market
Institutional Class
Service Class

February 28, 2009

1.814103.104

SNJ-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 B, 0.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 1,000,000	$ 1,000,000
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.42%, LOC TD Banknorth, NA, VRDN (a)	3,700,000	3,700,000
Florida - 2.0%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.62%, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.6% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,665,000	1,665,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.65%, LOC Bank of Scotland PLC, VRDN (a)	25,000,000	25,000,000
		27,765,000
Illinois - 0.0%
Illinois Health Facilities Auth. Rev. (Central Dupage Health Proj.) Series 2000 B, 0.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	500,000	500,000
Kentucky - 0.1%
Lexington-Fayette Urban County Arpt. Rev. Series 2008 B, 0.65%, LOC JPMorgan Chase Bank, VRDN (a)	1,250,000	1,250,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. (Central Artery Proj.) Series 2000 B, 0.48% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,200,000	3,200,000
New Jersey - 74.6%
Carteret Gen. Oblig. BAN:
2% 2/12/10	4,300,000	4,320,171
3.5% 10/23/09	4,328,000	4,355,284
Chatham Boro Gen. Oblig. BAN 3.5% 11/6/09	2,455,850	2,468,112
Cranbury Township Gen. Oblig. BAN 4% 12/4/09	2,000,000	2,024,251
East Brunswick Township Gen. Oblig. BAN 3% 5/8/09	18,200,000	18,237,604
East Windsor Township Gen. Oblig. BAN 3% 11/20/09	12,735,000	12,849,900
Englewood Gen. Oblig. BAN 2.75% 7/1/09	11,039,925	11,069,593
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	6,972,000	6,985,837
Hopatcong Borough Gen. Oblig. BAN 2.75% 8/7/09	12,600,000	12,644,130
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	8,506,585	8,523,392
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.45%, LOC Bank of New York, New York, VRDN (a)	22,355,000	22,355,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Lacey Township Gen. Oblig. BAN 3.5% 7/24/09	$ 4,810,000	$ 4,824,326
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	7,438,453	7,443,259
Mercer County Gen. Oblig. BAN Series A, 2.25% 1/14/10	3,400,000	3,440,643
Morris Hills Reg'l. School District BAN 3% 6/16/09	4,800,000	4,814,491
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.42%, LOC Bank of New York, New York, VRDN (a)	40,535,000	40,535,000
Series 2003 A2, 0.42%, LOC Bank of New York, New York, VRDN (a)	50,550,000	50,550,000
Series 2003 A3, 0.42%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	15,520,000	15,520,000
Series 2003 A4, 0.42%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	13,635,000	13,635,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.63%, LOC Wachovia Bank NA, VRDN (a)	3,470,000	3,470,000
(The Pennington School Proj.) Series 2005, 0.65%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,400,000	4,400,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (NUI Corp. Proj.) Series 1996 A, 0.35%, LOC Bank of America NA, VRDN (a)	35,000,000	35,000,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.72%, LOC JPMorgan Chase Bank, VRDN (a)	3,680,000	3,680,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 W, 3.5% 3/1/09	7,600,000	7,600,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.6%, LOC Lloyds TSB Bank PLC, VRDN (a)	11,455,000	11,455,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.5%, LOC TD Banknorth, NA, VRDN (a)	12,800,000	12,800,000
Series 2008 V3, 0.53%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	73,210,000	73,210,000
Series 2008 V4, 0.5%, LOC Bank of America NA, VRDN (a)	118,535,000	118,535,000
New Jersey Econ. Dev. Auth. School Rev.:
(Blair Academy Proj.) Series 2007, 0.54%, LOC Wachovia Bank NA, VRDN (a)	455,000	455,000
Series 2006 R1, 0.25%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	40,820,000	40,820,000
Series 2006 R3, 0.4%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	9,580,000	9,580,000
New Jersey Edl. Facilities Auth. Rev. Bonds Series 2004 A, 5.25% 9/1/09	1,410,000	1,441,078
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust Bonds Series 1999 A, 5.5% 9/1/12 (Pre-Refunded to 9/1/09 @ 101) (d)	$ 1,730,000	$ 1,777,673
New Jersey Gen. Oblig.:
Bonds:
Series J, 5% 7/15/09	1,000,000	1,016,448
5.75% 5/1/09	5,175,000	5,208,693
TRAN Series 2009 A, 3% 6/25/09	52,400,000	52,628,993
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2008 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,630,000	5,630,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.54%, LOC Wachovia Bank NA, VRDN (a)	1,800,000	1,800,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,350,000	9,350,000
Series 2006 A5, 0.55%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
Series 2007:
0.5% (Assured Guaranty Corp. Insured), VRDN (a)	12,300,000	12,300,000
0.53% (Assured Guaranty Corp. Insured), VRDN (a)	2,300,000	2,300,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.56%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.63%, LOC Wachovia Bank NA, VRDN (a)	1,195,000	1,195,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.59%, LOC UBS AG, VRDN (a)	18,405,000	18,405,000
(Virtua Health Proj.) Series 2004, 0.53%, LOC Wachovia Bank NA, VRDN (a)	12,300,000	12,300,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B:
0.5%, LOC Bank of America NA, VRDN (a)	25,710,000	25,710,000
0.5%, LOC Bank of America NA, VRDN (a)	2,180,000	2,180,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB:
0.45% (Liquidity Facility TD Banknorth, NA), VRDN (a)	11,000,000	11,000,000
0.53% (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,000,000	1,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 0.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,860,000	10,860,000
Series Putters 1734 B, 0.58% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	35,395,000	35,395,000
Series Putters 1806 B, 0.58% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	15,765,000	15,765,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
BAN Series 2008 A, 3% 5/1/09	$ 38,300,000	$ 38,374,897
Series 2009 A, 0.5%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
New Jersey Trans. Trust Fund Auth. Bonds Series 2001 C, 5.25% 12/15/09	11,000,000	11,342,129
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	8,069,000	8,087,056
North Brunswick Township Gen. Oblig. BAN Series 2008 A, 2.5% 8/17/09	12,000,000	12,050,867
Paramus School District BAN 3.5% 11/6/09	5,436,000	5,472,674
Paterson Gen. Oblig. BAN 3% 6/18/09	6,700,000	6,718,608
Piscataway Township Gen. Oblig. BAN 2.5% 4/9/09	12,500,000	12,512,755
Point Pleasant Gen. Oblig. BAN 2% 4/27/09	9,014,935	9,029,311
Robbinsville Township Gen. Oblig. BAN 2.25% 1/14/10	8,379,000	8,481,363
Rutgers State Univ. Rev.:
Bonds Series 2003 C, 5% 5/1/09	1,000,000	1,005,445
Series A:
0.55% 3/6/09, CP	9,365,000	9,365,000
0.8% 3/10/09, CP	15,400,000	15,400,000
1.5% 3/2/09, CP	6,300,000	6,300,000
Saddle River Gen. Oblig. BAN 2.5% 4/3/09	4,606,000	4,609,316
Township of Bridgewater BAN 2.5% 3/19/09	10,000,000	10,002,952
Trenton Gen. Oblig. BAN:
3% 5/15/09	13,800,000	13,830,026
3% 7/2/09	6,700,000	6,724,362
3.625% 3/25/09	15,974,016	15,975,417
Washington Township Gen. Oblig. BAN 3.5% 10/23/09	7,924,000	7,969,445
Watchung Gen. Oblig. BAN 2% 3/2/10 (g)	3,895,000	3,943,298
West Orange Township Gen. Oblig. BAN 3.5% 11/30/09	3,378,225	3,407,952
		1,021,966,751
New Jersey/Pennsylvania - 3.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (a)	17,600,000	17,600,000
Series 2008 B, 0.5%, LOC TD Banknorth, NA, VRDN (a)	29,600,000	29,600,000
		47,200,000
New York - 0.9%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2001 1B, 0.55%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.:
Series 1994 E5, 0.55%, LOC JPMorgan Chase Bank, VRDN (a)	$ 5,200,000	$ 5,200,000
Series 2004 H7, 0.45%, LOC KBC Bank NV, VRDN (a)	4,595,000	4,595,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 0.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,800,000	1,800,000
		12,295,000
New York & New Jersey - 4.9%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series BA 07 1043, 0.57% (Liquidity Facility Bank of America NA) (a)(e)	21,675,000	21,675,000
Series Putters 1546, 0.58% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,525,000	3,525,000
Series Putters 3094, 0.58% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,335,000	13,335,000
Series 1992 2, 0.72%, VRDN (a)(f)	6,900,000	6,900,000
Series 1997 1, 0.72%, VRDN (a)(f)	8,900,000	8,900,000
Series 1997 2, 0.72%, VRDN (a)(f)	10,400,000	10,400,000
Series 2004 1, 0.73%, VRDN (a)	2,000,000	2,000,000
		66,735,000
Ohio - 0.4%
Ohio Gen. Oblig. (Infrastructure Impt. Proj.) Series 2003 B, 0.4%, VRDN (a)	5,000,000	5,000,000
Puerto Rico - 0.9%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.35%, LOC UBS AG, VRDN (a)	1,600,000	1,600,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	3,900,000	3,921,698
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	2,200,000	2,212,240
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	2,000,000	2,011,126
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 2.25%, tender 3/2/09 (a)	2,700,000	2,700,000
		12,445,064
South Carolina - 0.2%
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.65% (Liquidity Facility Wachovia Bank NA), VRDN (a)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.6%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.3% (Exxon Mobil Corp. Guaranteed), VRDN (a)	$ 6,800,000	$ 6,800,000
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 1.17% (Liquidity Facility Deutsche Postbank AG) (a)(e)	485,000	485,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.4% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,200,000	1,200,000
		8,485,000
Washington - 0.1%
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 0.65%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
	Shares
Other - 10.4%
Fidelity Tax-Free Cash Central Fund, 0.54% (b)(c)	142,727,000	142,727,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,357,468,815)		1,357,468,815
NET OTHER ASSETS - 0.9%		12,126,184
NET ASSETS - 100%		$ 1,369,594,999
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1992 2, 0.72%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.72%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.72%, VRDN	9/15/97	$ 10,400,000
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 100,502
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,357,468,815	$ -	$ 1,357,468,815	$ -
Income Tax Information
At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $1,357,468,815.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2009